Investment Risks	Jul. 25, 2025
STKd 100% Bitcoin & 100% Gold ETF | Bitcoin Investment Risks [Member]
Prospectus [Line Items]
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Bitcoin Investment Risks. The Fund's indirect investment in bitcoin, through futures contracts and Underlying Funds, exposes it to the unique risks of this emerging innovation. Bitcoin's price is highly volatile, and its market is influenced by the changing bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, bitcoin faces potential government restrictions. For instance, some countries may limit or ban bitcoin transactions, negatively impacting its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as “whales,” can significantly influence bitcoin's price and may have the ability to manipulate the price. The largely unregulated nature of bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect bitcoin's price. For example, if a group of miners gains control over a majority of the bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to bitcoin's software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact bitcoin's demand and the Fund's performance. The extreme volatility of bitcoin's market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin's price and the Fund's investments.

The value of bitcoin has historically been subject to significant speculation, making trading and investing in bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin's price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of bitcoin-linked derivatives held by the Fund.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network's hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of bitcoin's price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

The Fund’s strategy may be harmed to the extent bitcoin is viewed less as a risk asset, and more as, like gold, a safe haven asset, resulting in the two assets having a much higher correlation and a less stable investment trajectory for the Fund.

STKd 100% Bitcoin & 100% Gold ETF | Digital Assets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Digital Assets Risk: Digital assets like bitcoin, designed as mediums of exchange, are still an emerging asset class and are not presently widely used as such. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated or possibly operating out of compliance with regulations, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

STKd 100% Bitcoin & 100% Gold ETF | Digital Asset Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Digital Asset Markets Risk: The digital asset market, particularly bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Fund's reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Fund's share.

STKd 100% Bitcoin & 100% Gold ETF | Blockchain Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Blockchain Technology Risk: Blockchain technology, which underpins bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

STKd 100% Bitcoin & 100% Gold ETF | Gold Investment Risks [Member]
Prospectus [Line Items]
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Gold Investment Risks. The Fund will not invest directly in gold but will gain exposure through gold futures contracts and Underlying Funds. These investments are subject to significant risk due to the inherent volatility and unpredictability of the commodities markets. The value of these investments is typically derived from the price movements of physical gold or related economic variables. Price fluctuations in gold linked instruments can be swift and substantial, often showing a low correlation with the returns of traditional equity and bond markets and may not align with trends in other asset classes.

Numerous factors can influence the price of gold and gold futures contracts, including overall market movements, interest rate changes, and variations in global supply and demand. Additionally, the volume of gold imports and exports, production factors such as weather conditions, and technological advances in gold processing and mining can significantly impact gold and gold futures prices. Increased hedging activities, economic conditions, regulatory developments, and political stability also play crucial roles. Furthermore, global supply and demand dynamics, political and economic events, inflation expectations, currency exchange rates, and investment activities of hedge funds and commodity funds can all affect gold prices. Sharp fluctuations in gold markets may result in potential losses. In addition, Gold markets have experienced extended periods of flat or declining prices. Investors should also be aware that while gold is often used to preserve wealth, there is no assurance that it will maintain its long-term value in terms of purchasing power.

STKd 100% Bitcoin & 100% Gold ETF | Derivatives Risks [Member]
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Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

STKd 100% Bitcoin & 100% Gold ETF | Futures Contracts [Member]
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◦	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

STKd 100% Bitcoin & 100% Gold ETF | Underlying Fund Risk [Member]
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Underlying Fund Risk. The Fund's investment strategy, involving indirect exposure to bitcoin and gold through one or more Underlying Funds, is subject to the risks associated with bitcoin as well as gold. Shareholders in the Fund bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the Underlying Funds.

STKd 100% Bitcoin & 100% Gold ETF | Underlying Bitcoin Fund Risks [Member]
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Underlying Bitcoin Fund Risks: Investing in an Underlying Fund that focuses on bitcoin, either through direct holdings or indirectly via derivatives like futures contracts and swaps, carries significant risks. These risks include high market volatility, which can be influenced by technological advancements, regulatory changes, and broader economic factors. When trading derivatives, liquidity risks and counterparty risks are substantial. Managing futures contracts can be complex and may affect the performance of an Underlying Fund. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additionally, each Underlying Fund, and consequently the Fund, is dependent on blockchain technology, which brings technological and cybersecurity risks, along with custodial challenges for securely storing digital assets. The constantly evolving regulatory and legal landscape presents continuous compliance and valuation difficulties. Risks related to market concentration and network issues in the digital asset sector further add complexity. Moreover, operational intricacies in managing digital assets and potential market volatility can lead to losses for each Underlying Fund.

STKd 100% Bitcoin & 100% Gold ETF | Underlying Gold Fund Risks [Member]
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Underlying Gold Fund Risks: Investing in an Underlying Fund that focuses on gold, either through direct holdings or indirectly via derivatives like futures contracts, carries significant risk due to the inherent volatility and unpredictability of the commodities markets. Underlying Funds that trade futures contracts are subject to derivatives risk, leverage risk, counterparty risk and futures contracts risk, among other risks. In addition, Underlying Funds holding gold directly face significant custodial and safeguarding risks regarding their gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism.

STKd 100% Bitcoin & 100% Gold ETF | Potentially No 1940 Act Protections [Member]
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Potentially No 1940 Act Protections. It is expected that one or more Underlying Funds will not be registered as an investment company subject to the 1940 Act. In addition, Underlying Funds that invest directly in bitcoin or gold are not subject to the 1940 Act. Accordingly, investors in such an Underlying Fund would not have the protections expressly provided by that statute, including: provisions preventing Underlying Fund insiders from managing an Underlying Fund to their benefit and to the detriment of shareholders; provisions preventing an Underlying Fund from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying Fund earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying Fund’s character without the consent of shareholders. Although the Fund invests in one or more Underlying Funds only indirectly, the Fund’s investments are expected to be subject to loss as a result of these risks.

STKd 100% Bitcoin & 100% Gold ETF | Cayman Subsidiary Risk [Member]
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Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject, such as tax risks, commodity related risks, and market and data risks.

STKd 100% Bitcoin & 100% Gold ETF | Commodity-Linked Derivatives Tax Risk [Member]
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Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

STKd 100% Bitcoin & 100% Gold ETF | Commodity Pool Regulatory Risk [Member]
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Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and Futures Trading Advisor, as applicable, and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO (are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

STKd 100% Bitcoin & 100% Gold ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to treat any income received by the Subsidiary from futures contracts or from Underlying Funds as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders and to meet the requirement that the Subsidiary have a value not in excess of 25% of the Fund’s value at the close of a quarter. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

STKd 100% Bitcoin & 100% Gold ETF | Leverage Risk [Member]
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Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

STKd 100% Bitcoin & 100% Gold ETF | Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

STKd 100% Bitcoin & 100% Gold ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will have economic exposure that is concentrated to the industries, if any, assigned to bitcoin and gold. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

STKd 100% Bitcoin & 100% Gold ETF | Reverse Repurchase Agreement Risk [Member]
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Reverse Repurchase Agreement Risk. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

STKd 100% Bitcoin & 100% Gold ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
STKd 100% Bitcoin & 100% Gold ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

STKd 100% Bitcoin & 100% Gold ETF | Cash Redemption Risk [Member]
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○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

STKd 100% Bitcoin & 100% Gold ETF | Costs of Buying or Selling Shares [Member]
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○	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

STKd 100% Bitcoin & 100% Gold ETF | Shares May Trade at Prices Other Than NAV [Member]
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○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

STKd 100% Bitcoin & 100% Gold ETF | Trading [Member]
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○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

STKd 100% Bitcoin & 100% Gold ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.  The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

STKd 100% Bitcoin & 100% Gold ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and reduce performance. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

STKd 100% Bitcoin & 100% Gold ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser or Sub-Adviser’s success or failure to implement investment strategies for the Fund.
STKd 100% Bitcoin & 100% Gold ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

STKd 100% Bitcoin & 100% Gold ETF | Newer Fund Risk [Member]
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Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have only a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

STKd 100% Bitcoin & 100% Gold ETF | Newer Sub-Adviser Risk [Member]
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Newer Sub-Adviser Risk. The Sub-Adviser is a recently formed entity and has limited experience with managing an ETF, which may limit the Sub-Adviser’s effectiveness. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser and it is possible the Sub-Adviser may not achieve the Fund’s intended investment objective.

STKd 100% Bitcoin & 100% Gold ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

STKd 100% Bitcoin & 100% Gold ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

STKd 100% Bitcoin & 100% Gold ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
STKd 100% Bitcoin & 100% Gold ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Quantify Absolute Income ETF | Derivatives Risks [Member]
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Derivatives Risk. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Quantify Absolute Income ETF | Futures Contracts [Member]
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◦	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

Quantify Absolute Income ETF | Underlying Fund Risk [Member]
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Underlying Fund Risk. The Fund will incur higher and duplicative expenses when it invests in closed-end funds, ETFs, and other investment companies, including BDCs. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Closed-end funds and ETFs may be less liquid than other investments, and thus their share values are more volatile than the values of the investments they hold. Investments in closed-end funds are also subject to the “Closed-End Fund Risks” described above. Similarly, investments in ETFs are also subject to the “ETF Risks” described below.

Quantify Absolute Income ETF | Leverage Risk [Member]
Prospectus [Line Items]
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Leverage Risk. Leverage is investment exposure that exceeds the initial amount invested. Leveraging investments, (e.g., by purchasing securities with borrowed money), is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund’s net asset value and on the Fund’s investments. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Further, the use of leverage may require the Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Quantify Absolute Income ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Quantify Absolute Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Quantify Absolute Income ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Quantify Absolute Income ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Quantify Absolute Income ETF | Trading [Member]
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○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Quantify Absolute Income ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Quantify Absolute Income ETF | Management Risk [Member]
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Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Fund’s investment approach heavily relies on the use of leverage to manage overall investment risk. However, this strategy inherently carries the risk of magnifying the Fund’s exposures, potentially undermining its foundational investment thesis. If the Sub-Adviser fails to effectively control the leveraging risk, the Fund’s primary investment objective may become unachievable. Therefore, the success of the Fund is closely tied to the Sub-Adviser’s ability to adeptly manage the risks associated with leveraged instruments.

Quantify Absolute Income ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Quantify Absolute Income ETF | Closed-End Fund Risk [Member]
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Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no guarantee that the market discount (the gap between the market price and the net asset value) of any closed-end fund shares bought by the Fund will narrow. This means that the Fund’s investment in a closed-end fund may not increase in value if the discount persists (or widens), potentially leading to a loss or a smaller return on the Fund’s investment.

Quantify Absolute Income ETF | Swaps [Member]
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◦	Swaps. Swaps are entered into primarily with major global financial institutions for specified periods. The swaps in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. The Fund’s swap agreements are subject to mandatory clearing, which means they must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Swaps involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a swap due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the swap in a bankruptcy or other reorganization proceeding. This risk is heightened with respect to OTC instruments, such as the swaps in which the Fund will invest, and may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. Certain of the Fund’s transactions in swaps could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Quantify Absolute Income ETF | Options [Member]
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◦	Options. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund (i.e., “call” or “put,” respectively) a specific amount of the underlying instrument or swap or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile, and the use of options can lower total returns.

Quantify Absolute Income ETF | Buy-Write Options Strategy Risks [Member]
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Buy-Write Options Strategy Risks. The buy-write options strategy used by the Fund, which involves selling call options on assets it already holds, presents several risks. This strategy caps the Fund’s potential gains on the underlying assets; if the asset’s price exceeds the option’s strike price, the Fund must sell at this lower price, missing out on higher returns. The effectiveness of this strategy also varies with market conditions, potentially leading to underperformance during significant market upswings, as the premiums earned may not compensate for missed gains. Conversely, in declining markets, while premiums provide some buffer, they might not offset the decrease in asset value sufficiently. Therefore, the buy-write strategy can impact the Fund’s overall objectives by not delivering the expected level of income or protection, negatively affecting the Fund’s total returns.

Quantify Absolute Income ETF | BDCs may have little or no operating history and may carry risks similar to those of a private equity or venture capital fund [Member]
Prospectus [Line Items]
Risk [Text Block]	●BDCs may have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder (here, the Fund) and they may trade in the market at a discount to their net asset value. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors, which may create uncertainty as to the value of the BDC’s investments. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

Quantify Absolute Income ETF | Leveraged ETF Risk [Member]
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Leveraged ETF Risk. The Fund may invest in Leveraged ETFs. In general, Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., two or three times the performance) for a single day and rely to some degree, often extensively, on derivatives to achieve their objectives. Thus, the Fund may be directly exposed (via financial instruments) and/or indirectly exposed to derivatives risk through its investments in these Leveraged ETFs. Further, investments in Leveraged ETFs are subject to the risk that the performance of the ETF will not correlate with the underlying index as intended. Leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to a complete loss of its investment. Leveraged ETFs are also subject to the risks presented by traditional ETFs (see “ETF Risks” and “Underlying Fund Risk” above).

Quantify Absolute Income ETF | Inverse ETF Risk [Member]
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Inverse ETF Risk. When the Fund invests in Inverse ETFs, which generally seek to provide investment results that are the inverse of the performance of an underlying index (or other asset), the Fund will indirectly be subject to the risk that the performance of such Inverse ETFs will fall as the performance of the Inverse ETF’s benchmark rises - a result that is the opposite from traditional ETFs. In addition, the Inverse ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments. The use of leverage may exaggerate changes in an Inverse ETF’s share price and the return on its investments. Accordingly, the value of the Fund’s investments in Inverse ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. Any losses suffered by an Inverse ETF as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund. Inverse ETFs are typically designed to achieve their objectives for a single day only. For periods longer than a single day, an Inverse ETF will lose money when the level of the underlying index is flat over time, and it is possible that an Inverse ETF will lose money over time even if the level of the underlying index rises. Longer holding periods, higher index volatility, greater leverage and inverse exposure each exacerbate the impact of compounding on a fund’s returns. Inverse ETFs are also subject to the risks presented by traditional ETFs (see “ETF Risks” and “Underlying Fund Risk” above).

Quantify Absolute Income ETF | Equity Market Risk [Member]
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Quantify Absolute Income ETF | Models and Data Risk [Member]
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Models and Data Risk. The Sub-Adviser’s evaluation of potential Fund portfolio holdings is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete.

Quantify Absolute Income ETF | Short Selling Risk [Member]
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Short Selling Risk. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Quantify Absolute Income ETF | Fixed Income Risk [Member]
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Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Quantify Absolute Income ETF | High Yield Securities (Junk Bonds) Risk [Member]
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High Yield Securities (Junk Bonds) Risk. Securities rated below investment grade are speculative investments and are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Quantify Absolute Income ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Quantify Absolute Income ETF | MLP Risk [Member]
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MLP Risk. The Fund’s exposure to MLPs may subject the Fund to greater volatility than investments in traditional securities. The value of MLPs and MLP-based ETFs and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Quantify Absolute Income ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Quantify Absolute Income ETF | New Sub-Adviser Risk [Member]
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New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an ETF, which may limit the Sub-Adviser’s effectiveness. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser and it is possible the Sub-Adviser may not achieve the Fund’s intended investment objective.

Quantify Absolute Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Quantify Absolute Income ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.